DECHERT LLP

1775 I STREET, N.W.

WASHINGTON, D.C. 20006

(202) 261-3300

November 5, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PIMCO Funds (the “Trust”)
(File Nos. 033-12113 and 811-05028)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust that (i) the forms of the (a) PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund Institutional and Administrative Classes Prospectus and (b) PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund Class P Prospectus and Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 144, which was filed on October 31, 2008, and (ii) the text of Post-Effective Amendment No. 144 was filed electronically on October 31, 2008.

Please do not hesitate to contact the undersigned at (202) 261-3464 if you have any questions regarding this certification.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

cc:

J. Stephen King, Jr.

Joshua Ratner

Audrey Cheng

Brendan C. Fox